Registration No. 333-76130
                                                      Registration No. 811-04335
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 14                              [X]

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]

         Amendment No. 67                                             [X]

                       (Check appropriate box or boxes)

                           -------------------------

                            SEPARATE ACCOUNT FP
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                           -------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           -------------------------

                                    DODIE KENT
                  VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

                           -------------------------

                 Please send copies of all communications to:

                          Christopher E. Palmer, Esq.
                               Goodwin Procter LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001
                           -------------------------

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[X]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ]      On __________ pursuant to paragraph (b) of Rule 485.

[ ]      (__) days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                                      Note

This Post Effective Amendment No. 14 ("PEA") to the Form N-6 Registration Statement File No. 333-76130 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account FP is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 17, 2009 TO THE MAY 1, 2009 PROSPECTUS FOR PARAMOUNT LIFE(SM)
--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes described below.

1. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST
   ("TRUSTS")

   A. PORTFOLIO MERGERS

   The Boards of Trustees of EQ Advisors Trust and AXA Premier VIP Trust (each, a "Trust" and collectively, the "Trusts") have approved forms of Plans of Reorganization and Termination ("Reorganization Plans"), which provide for the reorganization of each of the Existing Portfolios listed below into a corresponding Proposed Replacement Portfolio of the respective Trust (each, a "Merger" and collectively, the "Mergers"):

   -----------------------------------------------------------------------------
   Existing Portfolio                         Proposed Replacement Portfolio
   -----------------------------------------------------------------------------
   AXA Premier VIP Trust
   -----------------------------------------------------------------------------
   Multimanager Health Care                   Multimanager Aggressive Equity
   -----------------------------------------------------------------------------
   EQ Advisors Trust
   -----------------------------------------------------------------------------
   EQ/AXA Rosenberg Value Long/Short Equity   EQ/PIMCO Ultra Short Bond
   -----------------------------------------------------------------------------
   EQ/Lord Abbett Mid Cap Value               EQ/Mid Cap Value PLUS
   -----------------------------------------------------------------------------
   EQ/Van Kampen Real Estate                  EQ/Mid Cap Value PLUS
   -----------------------------------------------------------------------------

   The Reorganization Plans are subject to approval by shareholders of each of the Existing Portfolios. Special shareholder meetings of the EQ/AXA Rosenberg Value Long/Short Equity, EQ/Lord Abbett Mid Cap Value and EQ/Van Kampen Real Estate Portfolios are scheduled to be held on or about August 26, 2009. Also, a special shareholder meeting of the Multimanager Health Care Portfolio is scheduled to be held on or about September 10, 2009. It is anticipated that, subject to shareholder approval, the effective date of the Mergers of the Portfolios holding their special shareholder meetings on or about August 26, 2009 will be on or about September 4, 2009, and the effective date of the Merger of the Portfolio holding its special shareholder meeting on or about September 10, 2009 will be on or about September 18, 2009. We will move the assets from the variable investment options (the "replaced options") that exist in each of the Existing Portfolios to the variable investment option (the "surviving option") that exists in the corresponding Proposed Replacement Portfolio on the effective dates of the Mergers. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the corresponding surviving option. Any allocation election to a replaced option will be considered as an allocation election to the corresponding surviving option. Upon the effective dates of the Reorganization Plans, all references to the corresponding investment options of the Existing Portfolios in the Prospectus will change to the corresponding investment options of the relevant Proposed Replacement Portfolios.

   B. PORTFOLIO NAME AND SUBADVISER CHANGE

   Effective on or about September 1, 2009, subject to regulatory approval, the name of the EQ/Focus PLUS Portfolio will change to EQ/Equity Growth PLUS. Accordingly, all references to that Portfolio's corresponding investment option in the Prospectus are also changed. Please see "Portfolios of the Trusts" later in this supplement for more information relating to changes to this Portfolio.


Paramount Life IF (SAR)                                                 x02731

2. FEE TABLE

   The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown in the Prospectus.

   -----------------------------------------------------------------------------
                  Portfolio operating expenses expressed as an
                      annual percentage of daily net assets
   -----------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses for 2008       Lowest     Highest
   (expenses that are deducted from Portfolio assets        ------     -------
   including management fees, 12b-1 fees, service fees       0.14%      1.22%
   and/or other expenses)
   -----------------------------------------------------------------------------

3. PORTFOLIOS OF THE TRUSTS

   The following information is added under "Portfolios of the Trusts" in "About the Portfolios of the Trusts" in the Prospectus, relating to the Proposed Replacement Portfolios. See the Prospectus for more information.

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                 Investment Manager (or Sub-Adviser(s),
Portfolio Name                Share Class    Objective                                as applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Class A        Long-term growth of capital.             o AllianceBernstein L.P.
  EQUITY
                                                                                      o ClearBridge Advisors, LLC

                                                                                      o Legg Mason Capital Management, Inc.

                                                                                      o Marsico Capital Management, LLC

                                                                                      o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                     Investment Manager (or Sub-Adviser(s),
Portfolio Name                Share Class    Objective                                as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS         Class IA       Seeks to achieve long-term growth        o AXA Equitable
                                             of capital.
                                                                                      o BlackRock Capital Management, Inc.

                                                                                      o SSgA Funds Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND     Class IB       Seeks to generate a return in excess     o Pacific Investment Management Company,
                                             of traditional money market products       LLC
                                             while maintaining an emphasis on
                                             preservation of capital and liquidity.
------------------------------------------------------------------------------------------------------------------------------------


  Paramount Life(SM) is issued by and is a service mark of AXA Equitable Life Insurance Company (AXA Equitable). Distributed by affiliates AXA Advisors, LLC ,
                1290 Avenue of the Americas, New York, NY 10104.

    Copyright 2009 AXA Equitable Life Insurance Company. All rights reserved.

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 13th day of August, 2009.

                                     SEPARATE ACCOUNT FP OF AXA EQUITABLE
                                     LIFE INSURANCE COMPANY,(REGISTRANT)

                                     By:   AXA EQUITABLE LIFE INSURANCE COMPANY,
                                                 (DEPOSITOR)

                                     By:   /s/ Dodie Kent
                                           ------------------------------
                                              (Dodie Kent)
                                              Vice President and
                                              Associate General Counsel

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 13th day of August, 2009.

                                            AXA EQUITABLE LIFE INSURANCE COMPANY
                                            (DEPOSITOR)

                                            By:  /s/  Dodie Kent
                                                --------------------------------
                                                     (Dodie Kent)
                                    Vice President and Associate General Counsel

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:
                                           Executive Vice President and
*Richard Dziadzio                          Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Chief
                                           Accounting Officer

*DIRECTORS:

Christopher M. Condron      Mary R. (Nina) Henderson      Joseph H. Moglia
Henri de Castries           James F. Higgins              Lorie A. Slutsky
Denis Duverne               Peter Kraus                   Ezra Suleiman
Charlynn Goins              Scott D. Miller               Peter J. Tobin
Anthony J. Hamilton


*By:  /s/ Dodie Kent
     -----------------------
         (Dodie Kent)
          Attorney-in-Fact
          August 13, 2009